FIXED INCOME FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED FEBRUARY 26, 2020 TO PROSPECTUS DATED JULY 31, 2019

1.

Jason R. Gookin is no longer a portfolio manager of the Tax-Advantaged Ultra-Short Fixed Income Fund (the “Fund”). Patrick D. Quinn will continue as a portfolio manager of the Fund and will be joined by Mousumi Chinara to assume portfolio management responsibilities for the Fund. All references to Mr. Gookin in the Prospectus are hereby deleted.

2.	The paragraph under the section entitled “FUND SUMMARIES — Tax-Advantaged Ultra-Short Fixed Income Fund — Management” on page 39 of the Prospectus is replaced with the following:

INVESTMENT ADVISER AND PORTFOLIO MANAGERS. Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser of the Tax-Advantaged Ultra-Short Fixed Income Fund. Patrick D. Quinn, Vice President of NTI and Mousumi Chinara, Vice President of NTI, have been managers of the Fund since June 2009 and February 2020, respectively. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

3.	The fifth and seventh paragraphs under the section entitled “FUND MANAGEMENT” on page 99 of the Prospectus are deleted and replaced with the following:

The managers for the Short Bond Fund are Mousumi Chinara, CFA, and Bilal Memon, each a Vice President of NTI. Ms. Chinara and Mr. Memon have been managers of the Fund since July 2019. Ms. Chinara joined NTI in 2019 and is a senior portfolio manager in the Fixed Income group, where she manages ultra-short and active long duration portfolios. Ms. Chinara also is a manager for the Tax-Advantaged Ultra-Short Fixed Income Fund Mr. Memon joined NTI in 2007 and is a portfolio manager in the Short Duration Fixed Income Group. Mr. Memon also is a portfolio manager for the Ultra-Short Fixed Income Fund.

The managers for the Tax-Advantaged Ultra-Short Fixed Income Fund are Mousumi Chinara, CFA, and Patrick D. Quinn, each a Vice President of NTI. Ms. Chinara and Mr. Quinn have been managers of the Fund since February 2020 and June 2009, respectively. Mr. Quinn is a Senior Portfolio Manager in the Ultra-Short Fixed Income Group, which he joined in 2001. Ms. Chinara also is a portfolio manager for the Short Bond Fund.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT PRO TAUS (02/20)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

FIXED INCOME FUNDS

SUPPLEMENT DATED FEBRUARY 26, 2020 TO SAI DATED JULY 31, 2019

1.

Jason R. Gookin, is no longer a portfolio manager of the Tax-Advantaged Ultra-Short Fixed Income Fund (the “Fund”). Patrick D. Quinn will continue as a portfolio manager of the Fund and will be joined by Mousumi Chinara to assume portfolio management responsibilities for the Fund. All references to Mr. Gookin in the SAI are hereby deleted.

2.	The information for the Tax-Advantaged Ultra-Short Fixed Income Fund in the table under the section entitled “PORTFOLIO MANAGERS” beginning on page 112 of the SAI is replaced with the following:

Portfolio Manager(s)
Tax-Advantaged Ultra-Short Fixed Income Fund	Patrick D. Quinn and Mousumi Chinara

3.	The following information, as of December 31, 2019, with respect to Ms. Chinara is added under the section entitled “PORTFOLIO MANAGERS – Accounts Managed by the Portfolio Managers” on page 114:

The table below discloses the accounts within each type of category listed below for which Mousumi Chinara* was jointly and primarily responsible for day-to-day portfolio management as of December 31, 2019.

Type of Accounts	Total Number of Accounts Managed	Total Assets (in Millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance (in Millions)
Northern Funds:	1	$393	0	$0
Other Registered Investment Companies:	0	0	0	0
Other Pooled Investment Vehicles:	0	0	0	0
Other Accounts:	0	0	0	0

*	Ms. Chinara became a Portfolio Manager of the Short Bond Fund effective July 2019 and the Tax-Advantaged Ultra-Short Fixed Income Fund effective February 2020.

4.

The following information as of December 31, 2019, with respect to Ms. Chinara and the Tax-Advantaged Ultra-Short Fixed Income Fund is added under the section entitled “PORTFOLIO MANAGERS – Disclosure of Securities Ownership” beginning on page 124:

Shares Beneficially Owned by		Dollar ($) Range of Shares Beneficially Owned by Portfolio Manager Because of Direct or Indirect Pecuniary Interest
Mousumi Chinara***	Tax-Advantaged Ultra-Short Fixed Income Fund	None

***

Ms. Chinara became a Portfolio Manager of the Short Bond Fund effective July 2019 and the Tax-Advantaged Ultra-Short Fixed Income Fund effective February 2020. Amounts are shown as of March 31, 2019 with respect to the Short Bond Fund and December 31, 2019 with respect to the Tax-Advantaged Ultra-Short Fixed Income Fund.

Please retain this Supplement with your SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	NF SPT SAI TAUS (02/20)